Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Shares	Preferred Stock - Series C	Treasury Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated OCI (Loss)
Beginning Balance at Dec. 31, 2011	$ 875,324	$ 538	$ 1	$ 0	$ 12,512,297	$ 11,661,704	$ 24,192
Beginning Balance, Shares at Dec. 31, 2011		5,381,358		0
Issuance of stock for board and consulting fees	379,381	27			379,354
Issuance of stock for board and consulting fees, shares		267,969
Share-based compensation for consulting services	8,708				8,708
Cancellation of share-based compensation	(232,499)				(232,499)
Purchases of equity - Common stock	170,000	5			169,995
Purchases of equity - Common stock, shares		50,372
Settlement - Common Stock	0	(14)			14
Settlement - Common Stock, shares		(137,778)
Return of equity into Treasury Stock	(1,033)			(1,033)
Return of equity into Treasury Stock, shares				(68,889)
Common stock issuance for conversion of preferred shares	0	35			(35)
Common stock issuance for conversion of preferred shares, shares		348,152
Common stock issuance for charitable donation	16,666	1			16,665
Common stock issuance for charitable donation, shares		14,815
Issuance of stock for acquisition	287,000	10			286,990
Issuance of stock for acquisition, shares		95,667
Accumulated Comprehensive Loss	(34,987)						(34,987)
Net comprehensive loss	(2,926,210)
Balance at Dec. 31, 2012	(1,457,650)	602	1	(1,033)	13,141,489	(14,587,914)	(10,795)
Balance, Shares at Dec. 31, 2012		6,020,555		(68,889)
Issuance of stock for board and consulting fees	288,437	13			288,424
Issuance of stock for board and consulting fees, shares		136,449
Return of equity into Treasury Stock, shares				(34,445)
Common stock issuance for conversion of preferred shares	0	34			(34)
Common stock issuance for conversion of preferred shares, shares		342,974
Common stock issuance for warrant exercises	332,836	26			332,810
Common stock issuance for warrant exercises, shares		257,181
Common stock issuance for split round-up, shares		66
Accumulated Comprehensive Loss	(34,375)						(34,375)
Net comprehensive loss	(2,444,491)
Balance at Dec. 31, 2013	$ (3,315,243)	$ 675	$ 1	$ (1,033)	$ 13,762,689	$ (17,032,405)	$ (45,170)
Balance, Shares at Dec. 31, 2013		6,757,225		(103,334)